LEASES (Details Narrative) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Apr. 30, 2025	Sep. 30, 2024	Jan. 31, 2024	Oct. 31, 2023
Finance lease remaining terms	10 years
Annual lease payment	¥ 147.1
Lease cost	716.9
Property, plant and equipment, value	¥ 1,563.5
Estimated useful lives	50 years
Right of use asset and lease liabilities			¥ 28.2	¥ 216.1
Hefei Construction Investment North City Industrial Investment Co Ltd [Member]
Investments		¥ 127.7			¥ 147.1
Equity interests percentage		8.40%			12.02%
Minimum [Member]
Remaining terms	1 year
Maximum [Member]
Remaining terms	10 years